Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

January 6, 2014

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 324 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for the Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund (the “Funds”), (i) the Administrator Class Prospectus, Institutional Class Prospectus, Investor Class Prospectus, R6 Class Prospectus and Statement of Additional Information that the Trust filed under Rule 497(c) under the Act would not have differed from the prospectuses and statement of additional information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 324 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 24, 2013.

The Funds’ Retail Class Prospectus will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel